PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

32.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

		As of December 31,
	Notes	2019	2020
		RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents		243,989	62,116	9,520
Short-term investments		138,848	—	—
Prepaid expenses and other current assets		105,597	97,391	14,925
Amounts due from subsidiaries	(b)	6,128,595	9,320,580	1,428,441
Total current assets		6,617,029	9,480,087	1,452,886

Non-current assets
Investments in subsidiaries		1,446,563	2,169,222	332,448
Total non-current assets		1,446,563	2,169,222	332,448
Total assets		8,063,592	11,649,309	1,785,334
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables		57,612	49,648	7,609
Account payables		56	52	8
Interest payable		58,525	37,353	5,725
Current portion of bonds payable		911,147	1,943,619	297,873
Amount due to related parties		—	783	120
Amounts due to subsidiaries	(b)	22,471	38,863	5,955
Total current liabilities		1,049,811	2,070,318	317,290

Non-current liabilities
Bonds payable	(c)	2,060,708	—	—
Convertible promissory notes		—	3,014,057	461,924
Total non-current liabilities		2,060,708	3,014,057	461,924
Total liabilities		3,110,519	5,084,375	779,214
Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,199,790,000 shares authorized; 505,253,850 and 672,024,600 shares issued and outstanding as of December 31, 2019 and 2020, respectively)		34	44	7
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 174,649,638 and 145,875,113 shares issued and outstanding as of December 31, 2019 and 2020, respectively)		12	12	2
Class C Ordinary shares (par value of US$0.00001 per share; 60,000 and 60,000 shares authorized; 60,000 and 60,000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)		—	—	—
Series A perpetual convertible preferred shares (par value of US$0.00001 per share; nil and 150,000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)		—	1,047,468	160,531
Additional paid-in capital		9,202,567	13,083,119	2,005,076
Accumulated other comprehensive loss (income)		77,904	(55,535)	(8,511)
Accumulated deficit		(3,977,921)	(7,160,651)	(1,097,418)
Treasury stock		(349,523)	(349,523)	(53,567)
Total shareholders’ equity		4,953,073	6,564,934	1,006,120
Total liabilities and shareholders’ equity		8,063,592	11,649,309	1,785,334

32.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of operations

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(65,949)	(44,490)	(94,175)	(14,433)
Changes in the fair value of contingent purchase consideration payables	13,905	—	—	—
Operating loss	(52,044)	(44,490)	(94,175)	(14,433)
Other loss	(262,186)	(274,572)	(168,656)	(25,846)
Changes in the fair value of convertible promissory notes	—	—	(2,544,220)	(389,919)
Share of profits from subsidiaries and Consolidated VIEs	109,165	136,770	97,704	14,974
Net loss attributable to 21Vianet Group, Inc.	(205,065)	(182,292)	(2,709,347)	(415,224)
Income tax expense	—	—	—	—
Net loss	(205,065)	(182,292)	(2,709,347)	(415,224)

Condensed statements of comprehensive loss

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net loss	(205,065)	(182,292)	(2,709,347)	(415,224)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	88,652	(8,075)	(133,439)	(20,450)
Other comprehensive income (loss), net of tax of nil:	88,652	(8,075)	(133,439)	(20,450)
Comprehensive loss	(116,413)	(190,367)	(2,842,786)	(435,674)
Comprehensive loss attributable to 21Vianet Group, Inc.	(116,413)	(190,367)	(2,842,786)	(435,674)

Condensed statements of cash flows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	(166,068)	(142,989)	(743,944)	(114,014)
Net cash used in investing activities	(203,651)	(1,011,257)	(3,036,370)	(465,344)
Net cash generated from financing activities	43,145	807,765	3,598,441	551,485
Net decrease in cash and cash equivalents and restricted cash	(326,574)	(346,481)	(181,873)	(27,873)
Cash and cash equivalents and restricted cash at beginning of the year	917,044	590,470	243,989	37,393
Cash and cash equivalents and restricted cash at end of the year	590,470	243,989	62,116	9,520

32.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

(a)Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheets as “Investments in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of profits of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

(a)Related party transactions

The Company had the following related party balances as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Amounts due from subsidiaries
- 21Vianet HK	5,855,452	7,043,586	1,079,477
- WiFire Open Network Group Ltd.	147,326	2,157,285	330,618
- HongKong Fastweb Holdings Co., Ltd.	67,088	62,780	9,621
- 21V Mobile	58,018	56,265	8,623
- WiFire Group	698	652	100
- Others	13	12	2
	6,128,595	9,320,580	1,428,441
Amounts due to subsidiaries
- 21Vianet Beijing	19,449	35,783	5,484
- Others	3,022	3,080	471
	22,471	38,863	5,955